Federated Hermes Managed Volatility Fund II
(formerly, Federated Managed Volatility Fund II)
Portfolio of Investments
September 30, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—41.2%
		Communication Services—3.9%
13,347		Activision Blizzard, Inc.	$1,080,440
1,828	[1]	Alphabet, Inc., Class A	2,679,117
703	[1]	Alphabet, Inc., Class C	1,033,129
134,119		AT&T, Inc.	3,823,733
2,166	[1]	Charter Communications, Inc.	1,352,320
63,815		Comcast Corp., Class A	2,952,082
8,796	[1]	Discovery, Inc., Class C	172,402
48	[1]	DISH Network Corp., Class A	1,393
268	[1]	Electronic Arts, Inc.	34,950
4,044	[1]	Pinterest, Inc.	167,866
4,003	[1]	Take-Two Interactive Software, Inc.	661,376
10,544	[1]	Twitter, Inc.	469,208
79,611		Verizon Communications, Inc.	4,736,058
24,039		Walt Disney Co.	2,982,759
8,000		Warner Music Group	229,920
5,005	[1]	Zillow Group, Inc.	508,208
16,651	[1]	Zynga, Inc.	151,857
		TOTAL	23,036,818
		Consumer Discretionary—3.0%
1,848		Best Buy Co., Inc.	205,664
17,202		Brunswick Corp.	1,013,370
3,859		Carter’s, Inc.	334,112
1,068		Darden Restaurants, Inc.	107,590
21,438		eBay, Inc.	1,116,920
5,100		Extended Stay America, Inc.	60,945
193,525		Ford Motor Co.	1,288,877
9,936		Gentex Corp.	255,852
5,249		Harley-Davidson, Inc.	128,810
10,504		Hilton Worldwide Holdings, Inc.	896,201
8,925		Home Depot, Inc.	2,478,562
929		Kohl’s Corp.	17,214
3,139		L Brands, Inc.	99,852
4,961		Lennar Corp., Class A	405,215
11,284	[1]	LKQ Corp.	312,905
7,277		Marriott International, Inc., Class A	673,705
13,249		McDonald’s Corp.	2,908,023
331	[1]	Mohawk Industries, Inc.	32,302
31,528		Newell Brands, Inc.	541,021
660	[1]	Peloton Interactive, Inc.	65,498
8,266	[1]	Planet Fitness, Inc.	509,351
2,541		Polaris, Inc., Class A	239,718
11,349		PVH Corp.	676,854
9,019		Six Flags Entertainment Corp.	183,086

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
14,622		Target Corp.	$2,301,795
12,000	[1]	Vasta Platform Ltd.	185,160
18,556		Wyndham Destinations, Inc.	570,783
3,084		Wyndham Hotels & Resorts, Inc.	155,742
6,000	[1]	XPeng, Inc., ADR	120,420
1,119		Yum China Holding, Inc.	59,251
		TOTAL	17,944,798
		Consumer Staples—3.7%
80,000	[1]	Albertsons Cos., Inc.	1,108,000
43,694		Altria Group, Inc.	1,688,336
45,000	[1]	Bellring Brands, Inc.	933,300
8,121		Colgate-Palmolive Co.	626,535
10,744		Conagra Brands, Inc.	383,668
1,703		Constellation Brands, Inc., Class A	322,735
13,193		Coty, Inc. - CL A	35,621
9,540		General Mills, Inc.	588,427
6,534		Hershey Foods Corp.	936,583
8,000	[1]	Jde Peet’s B.V.	325,451
37,791		Kraft Heinz Co./The	1,131,840
25,582		Kroger Co.	867,486
26,302		Mondelez International, Inc.	1,511,050
6,006		PepsiCo, Inc.	832,432
24,540		Philip Morris International, Inc.	1,840,255
862	[1]	Post Holdings, Inc.	74,132
28,037		Procter & Gamble Co.	3,896,863
9,611		Spectrum Brands Holdings, Inc.	549,365
15,051	[1]	Sprouts Farmers Market, Inc.	315,017
7,848		The Coca-Cola Co.	387,456
1,663		Walgreens Boots Alliance, Inc.	59,735
24,001		WalMart, Inc.	3,357,980
		TOTAL	21,772,267
		Energy—1.6%
24,415		Apache Corp.	231,210
5,155		Cabot Oil & Gas Corp., Class A	89,491
42,129		Chevron Corp.	3,033,288
16,302		Concho Resources, Inc.	719,244
23,031		ConocoPhillips	756,338
9,059		EOG Resources, Inc.	325,580
38,528		Exxon Mobil Corp.	1,322,666
158		Helmerich & Payne, Inc.	2,315
37,929		Kinder Morgan, Inc.	467,665
25,381		National Oilwell Varco, Inc.	229,952
4,866		Phillips 66	252,253
866		Pioneer Natural Resources, Inc.	74,467
61,849		Schlumberger Ltd.	962,370
11,258		Valero Energy Corp.	487,697
26,270		Williams Cos., Inc.	516,206
		TOTAL	9,470,742

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—7.5%
65,000		AGNC Investment Corp.	$904,150
12,704		Allstate Corp.	1,195,955
14,849		Ally Financial, Inc.	372,264
7,983		Ameriprise Financial, Inc.	1,230,260
168,499		Bank of America Corp.	4,059,141
37,128		Bank of New York Mellon Corp.	1,274,976
31,799	[1]	Berkshire Hathaway, Inc., Class B	6,771,279
973		BlackRock, Inc.	548,334
41,246	[1]	Brighthouse Financial, Inc.	1,109,930
730		Chubb Ltd.	84,768
42,821		Citigroup, Inc.	1,846,013
1,386		CME Group, Inc.	231,892
50,515		Equitable Holdings, Inc.	921,394
1,601		First Citizens Bancshares, Inc., Class A	510,367
98		First Horizon National Corp.	924
48,000	[1]	GoHealth, Inc.	625,200
5,435		Goldman Sachs Group, Inc.	1,092,272
11,573		Hanover Insurance Group, Inc.	1,078,372
54,776		JPMorgan Chase & Co.	5,273,286
2,121		Kemper Corp.	141,746
7,453		Lincoln National Corp.	233,503
3,110		LPL Investment Holdings, Inc.	238,444
33,336		MetLife, Inc.	1,239,099
49,327		MGIC Investment Corp.	437,037
17,006		Morgan Stanley	822,240
10,927		NASDAQ, Inc.	1,340,852
35,185		Old Republic International Corp.	518,627
21,149		OneMain Holdings, Inc.	660,906
60,000	[1]	Oportun Financial Corp.	707,400
30,467		Popular, Inc.	1,105,038
12,164		Prudential Financial, Inc.	772,657
632		Regions Financial Corp.	7,287
16,000	[1]	SelectQuote, Inc.	324,000
30,000	[1]	Silvergate Capital Corp.	432,000
107,072		SLM Corp.	866,212
8,000	[1]	StepStone Group, Inc.	212,880
7,191		Sterling Bancorp	75,649
536	[1]	SVB Financial Group	128,972
22,380		Synchrony Financial	585,685
24,000	[1]	Trean Insurance Group, Inc.	366,000
3,029		U.S. Bancorp	108,590
68,240		Unum Group	1,148,479
48,000	[1]	Velocity Financial, LLC	240,960
28,403		Virtu Financial, Inc.	653,553
6,094		VOYA Financial, Inc.	292,085
59,262		Wells Fargo & Co.	1,393,250
12,955		Zions Bancorporation, N.A.	378,545
		TOTAL	44,562,473

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—6.2%
18,231		Abbott Laboratories	$1,984,080
6,306		AbbVie, Inc.	552,343
4,000	[1]	Akouos, Inc.	91,480
2,154	[1]	Alexion Pharmaceuticals, Inc.	246,482
2,501	[1]	Alkermes, Inc.	41,442
2,000	[1]	Alx Oncology Holdings, Inc.	75,480
3,063		Anthem, Inc.	822,691
8,396		Baxter International, Inc.	675,206
163		Becton Dickinson & Co.	37,927
2,932	[1]	Biogen, Inc.	831,750
31,978		Bristol-Myers Squibb Co.	1,927,954
20,000	[1]	Checkmate Pharmaceuticals, Inc.	230,200
25,324		CVS Health Corp.	1,478,922
10,102		Danaher Corp.	2,175,264
14,833	[1]	Davita, Inc.	1,270,446
6,888		Dentsply Sirona, Inc.	301,212
8,000	[1]	Freeline Therapeutics Holdings PLC, ADR	124,880
16,000	[1]	Frequency Therapeutics, Inc.	307,360
24,000	[1]	Genetron Holdings Ltd., ADR	286,560
37,845		Gilead Sciences, Inc.	2,391,426
10,920		HCA Healthcare, Inc.	1,361,506
4,125		Humana, Inc.	1,707,296
2,589	[1]	IQVIA Holdings, Inc.	408,104
520	[1]	Jazz Pharmaceuticals PLC.	74,147
43,166		Johnson & Johnson	6,426,554
12,000	[1]	Lyra Therapeutics, Inc.	134,160
7,408		McKesson Corp.	1,103,273
21,424		Medtronic PLC	2,226,382
3,122		Merck & Co., Inc.	258,970
65,627		Pfizer, Inc.	2,408,511
18,000	[1]	PolyPid Ltd.	198,180
37,015	[1]	Progenity, Inc.	333,875
42,000	[1]	Progyny, Inc.	1,236,060
1,829		STERIS PLC	322,251
210	[1]	Teladoc, Inc.	46,040
2,371		Thermo Fisher Scientific, Inc.	1,046,844
609	[1]	United Therapeutics Corp.	61,509
1,211		UnitedHealth Group, Inc.	377,553
4,492		Universal Health Services, Inc., Class B	480,734
2,482		Zimmer Biomet Holdings, Inc.	337,899
		TOTAL	36,402,953
		Industrials—5.5%
3,127		3M Co.	500,883
29,904		ADT, Inc.	244,316
6,888	[1]	AECOM	288,194
6,705		Ametek, Inc.	666,477
5,317		Armstrong World Industries, Inc.	365,863
1,423	[1]	Boeing Co.	235,165
1,743		Carlisle Cos., Inc.	213,291

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
11,776		Carrier Global Corp.	$359,639
4,588		Caterpillar, Inc.	684,300
297		CoreLogic, Inc.	20,098
6,167		Crane Co.	309,152
19,314		CSX Corp.	1,500,118
4,416		Cummins, Inc.	932,483
555		Deere & Co.	123,005
9,192		Delta Air Lines, Inc.	281,091
6,348		Dover Corp.	687,742
8,000	[1]	Dun & Bradstreet Holdings, Inc.	205,280
12,753		Eaton Corp. PLC	1,301,189
22,523		Emerson Electric Co.	1,476,833
1,581	[1]	Generac Holdings, Inc.	306,145
150,873		General Electric Co.	939,939
54,000		GFL Environmental, Inc.	1,148,040
39,818		GrafTech International Ltd.	272,355
10,584		Honeywell International, Inc.	1,742,232
3,054		Hubbell, Inc.	417,909
1,715		Hunt (J.B.) Transportation Services, Inc.	216,742
890		Huntington Ingalls Industries, Inc.	125,268
785	[1]	IAA Spinco, Inc.	40,875
48,000	[1]	IBEX LTD.	738,240
5,373		Kansas City Southern Industries, Inc.	971,600
153	[1]	Kirby Corp.	5,534
1,403	[1]	Lyft, Inc.	38,653
11,212		Manpower, Inc.	822,176
12,961		Masco Corp.	714,540
12,556	[1]	Montrose Environmental Group, Inc.	299,084
327		Nielsen Holdings PLC	4,637
597		Nordson Corp.	114,517
2,653		Norfolk Southern Corp.	567,715
2,721		Northrop Grumman Corp.	858,448
6,258		Old Dominion Freight Lines, Inc.	1,132,197
5,904		Otis Worldwide Corp.	368,528
19,351		Owens Corning, Inc.	1,331,542
2,424		Parker-Hannifin Corp.	490,472
20,498		Quanta Services, Inc.	1,083,524
3,262		Raytheon Technologies Corp.	187,696
4,221		Regal Beloit Corp.	396,225
5,273		Rockwell Automation, Inc.	1,163,646
8,850		Ryder System, Inc.	373,824
12,165		Schneider National, Inc.	300,840
3,759	[1]	Teledyne Technologies, Inc.	1,166,079
6,233		Trane Technologies PLC	755,751
2,619		TransUnion	220,336
5,883	[1]	Uber Technologies, Inc.	214,612
5,351		Union Pacific Corp.	1,053,451
1,397	[1]	United Rentals, Inc.	243,777
5,701		Valmont Industries, Inc.	707,950

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
508		W.W. Grainger, Inc.	$181,239
3,991		Waste Management, Inc.	451,661
		TOTAL	32,563,118
		Information Technology—3.9%
805	[1]	2U, Inc.	27,257
1,804	[1]	Akamai Technologies, Inc.	199,414
3,855		Alliance Data Systems Corp.	161,833
369	[1]	Arista Networks, Inc.	76,357
8,811	[1]	Arrow Electronics, Inc.	693,073
6,063	[1]	Autodesk, Inc.	1,400,614
1,964	[1]	Bentley Systems, Inc.	61,670
990	[1]	CACI International, Inc., Class A	211,028
13,873	[1]	Ciena Corp.	550,619
19,216	[1]	Cirrus Logic, Inc.	1,296,119
43,216		Cisco Systems, Inc.	1,702,278
2,500		Citrix Systems, Inc.	344,275
58,850	[1]	CommScope Holdings Co., Inc.	529,650
32,000	[1]	Corsair Gaming, Inc.	643,200
2,329	[1]	Crowdstrike Holdings, Inc.	319,818
48,502		DXC Technology Co.	865,761
3,210	[1]	Euronet Worldwide, Inc.	292,431
1,430		Fidelity National Information Services, Inc.	210,510
3,522		HP, Inc.	66,883
7,340		IBM Corp.	893,058
85,923		Intel Corp.	4,449,093
2,795	[1]	IPG Photonics Corp.	475,066
4,000	[1]	Jamf Holding Corp.	150,440
2,297	[1]	Keysight Technologies, Inc.	226,898
3,348	[1]	Lumentum Holdings, Inc.	251,535
19,709	[1]	Micron Technology, Inc.	925,535
1,854		Motorola, Inc.	290,726
4,000	[1]	Nuvei Corp.	168,880
4,937	[1]	ON Semiconductor Corp.	107,084
39,304	[1]	Pure Storage, Inc.	604,889
4,340	[1]	Qorvo, Inc.	559,903
6,669		Science Applications International Corp.	522,983
5,541		Skyworks Solutions, Inc.	806,215
4,000	[1]	Sumo Logic, Inc.	87,200
3,575		Synnex Corp.	500,715
5,984	[1]	Synopsys, Inc.	1,280,456
254	[1]	Twilio, Inc.	62,761
786	[1]	Verisign, Inc.	161,012
4,000	[1]	Vertex, Inc.	92,000
6,839	[1]	WEX, Inc.	950,416
		TOTAL	23,219,655
		Materials—1.8%
3,200		Air Products & Chemicals, Inc.	953,152
6,597		Aptargroup, Inc.	746,780
19,741		Cabot Corp.	711,268

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
4,479		Celanese Corp.	$481,269
12,264		CF Industries Holdings, Inc.	376,627
15,031		Dow, Inc	707,209
6,222		Eagle Materials, Inc.	537,083
8,784	[1]	Element Solutions, Inc.	92,320
83,701		Graphic Packaging Holding Co.	1,179,347
2,973		International Paper Co.	120,525
10,004		Linde PLC	2,382,253
4,662		LyondellBasell Industries N.V.	328,624
9,178		Newmont Corp.	582,344
12,319		Reliance Steel & Aluminum Co.	1,257,031
12,363		Steel Dynamics, Inc.	353,953
		TOTAL	10,809,785
		Real Estate—1.8%
3,224		Avalonbay Communities, Inc.	481,472
16,800	[1]	CBRE Group, Inc.	789,096
3,526		Crown Castle International Corp.	587,079
33,445		Duke Realty Corp.	1,234,120
36,362		Equity Commonwealth	968,320
22,911		Equity Residential Properties Trust	1,176,022
1,805		Essex Property Trust, Inc.	362,426
802		Extra Space Storage, Inc.	85,806
18,737		Highwoods Properties, Inc.	629,001
49,302		Invitation Homes, Inc.	1,379,963
42		Life Storage, Inc.	4,421
11,686		Mid-American Apartment Communities, Inc.	1,354,992
6,599		Public Storage	1,469,729
868		SBA Communications, Corp.	276,441
5,330		VEREIT, Inc.	34,645
		TOTAL	10,833,533
		Utilities—2.3%
3,263		American Electric Power Co., Inc.	266,685
5,422		American Water Works Co., Inc.	785,539
3,388		Consolidated Edison Co.	263,586
3,296		Dominion Energy, Inc.	260,153
26,570		Evergy, Inc.	1,350,287
25,668		Exelon Corp.	917,888
36,626		FirstEnergy Corp.	1,051,533
19,105		MDU Resources Group, Inc.	429,863
11,918		NextEra Energy, Inc.	3,307,960
54,210		NiSource, Inc.	1,192,620
10,362		NRG Energy, Inc.	318,528
2,514		OGE Energy Corp.	75,395
8,538	[1]	P G & E Corp.	80,172
29,766		Public Service Enterprises Group, Inc.	1,634,451
1,417		Southern Co.	76,830
50,764		Vistra Corp.	957,409

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—continued
6,928	WEC Energy Group, Inc.	$671,323
	TOTAL	13,640,222
	TOTAL COMMON STOCKS (IDENTIFIED COST $225,646,401)	244,256,364
	CORPORATE BONDS—20.8%
	Basic Industry - Chemicals—0.2%
$ 200,000	Albemarle Corp., 4.150%, 12/1/2024	218,107
200,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	219,799
85,000	Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	85,444
300,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	352,040
	TOTAL	875,390
	Basic Industry - Metals & Mining—0.2%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	161,560
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	703,741
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	175,808
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	62,208
	TOTAL	1,103,317
	Capital Goods - Aerospace & Defense—0.8%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	792,186
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	201,478
340,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	329,065
90,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	81,431
200,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	210,724
200,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	218,482
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	384,600
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	50,750
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	175,336
140,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	155,719
400,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	468,780
155,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	161,575
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	436,703
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	657,826
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	546,316
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	22,042
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	27,212
	TOTAL	4,920,225
	Capital Goods - Building Materials—0.2%
60,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	65,767
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	116,700
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	533,462
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	46,576
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	192,980
	TOTAL	955,485
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	833,301
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	528,310
	TOTAL	1,361,611
	Capital Goods - Diversified Manufacturing—0.4%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	129,990

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 105,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	$108,323
110,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	117,642
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	791,811
305,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	328,108
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	512,804
120,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	126,619
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	233,716
	TOTAL	2,349,013
	Capital Goods - Packaging—0.2%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	658,138
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	413,711
	TOTAL	1,071,849
	Communications - Cable & Satellite—0.7%
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	333,948
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	208,094
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,799,548
650,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	733,837
250,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	289,075
300,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	344,417
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	363,996
	TOTAL	4,072,915
	Communications - Media & Entertainment—0.6%
345,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	332,118
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	670,047
300,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	343,800
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	162,010
180,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	249,531
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	567,051
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	112,860
260,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	304,538
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	479,512
200,000	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	206,989
110,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	124,336
135,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	156,735
	TOTAL	3,709,527
	Communications - Telecom Wireless—0.6%
425,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	460,857
400,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	404,914
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	339,446
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	432,030
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	248,977
160,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	174,993
400,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	455,312
120,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	144,460
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	285,198
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	361,557
	TOTAL	3,307,744
	Communications - Telecom Wirelines—0.8%
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	369,707

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 350,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	$355,193
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	953,287
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	897,248
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	689,953
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	433,089
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	742,277
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	141,462
	TOTAL	4,582,216
	Consumer Cyclical - Automotive—0.7%
300,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	302,570
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	529,668
350,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	368,156
450,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	523,429
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	429,799
180,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	180,186
205,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	210,690
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	755,831
365,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	385,517
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	207,523
	TOTAL	3,893,369
	Consumer Cyclical - Retailers—0.5%
295,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	294,264
300,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	330,458
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	201,500
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	16,747
215,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	255,339
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	363,103
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	619,893
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	645,584
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	135,610
195,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	193,046
40,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	45,248
115,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	138,406
	TOTAL	3,239,198
	Consumer Cyclical - Services—0.3%
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	498,645
200,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	239,577
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	476,586
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	531,952
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	210,241
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	33,597
	TOTAL	1,990,598
	Consumer Non-Cyclical - Food/Beverage—1.1%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	203,164
1,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	1,204,975
400,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	416,352
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	150,530
230,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	248,192
75,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	84,099

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	$545,313
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	218,252
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	191,074
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	588,188
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	279,778
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	253,640
105,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	112,316
160,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	164,408
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	903,863
170,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	172,032
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	336,592
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	560,092
	TOTAL	6,632,860
	Consumer Non-Cyclical - Health Care—0.3%
155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	167,503
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	211,921
392,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	444,511
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	97,713
340,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	332,255
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	146,911
140,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	151,998
300,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	333,567
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	11,290
	TOTAL	1,897,669
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	328,746
225,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	248,361
255,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	302,783
250,000	Amgen, Inc., 2.300%, 2/25/2031	262,702
500,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	530,916
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	195,995
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	666,324
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	653,351
375,000	Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	496,013
500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	593,149
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	145,253
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	578,331
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	815,782
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	85,280
190,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	190,143
210,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	213,219
450,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	483,410
	TOTAL	6,789,758
	Consumer Non-Cyclical - Products—0.2%
230,000	Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	237,331
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.700%, 4/1/2026	74,704
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	664,996
	TOTAL	977,031

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.1%
$ 300,000		Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	$328,167
200,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	247,016
		TOTAL	575,183
		Consumer Non-Cyclical - Tobacco—0.3%
400,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	537,914
350,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	375,232
315,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	324,474
280,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	362,868
		TOTAL	1,600,488
		Energy - Independent—0.2%
100,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	108,518
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	255,332
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	252,052
430,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	445,266
		TOTAL	1,061,168
		Energy - Integrated—0.6%
340,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	337,932
250,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	258,733
110,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	121,584
325,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	349,076
600,000		Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	693,819
300,000		Husky Energy, Inc., 4.000%, 4/15/2024	318,674
75,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	87,557
500,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	602,224
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	544,871
		TOTAL	3,314,470
		Energy - Midstream—0.5%
465,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	456,434
115,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	125,420
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	42,685
475,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	503,090
400,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	396,101
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	80,272
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	245,385
200,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	227,221
335,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	318,460
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	128,742
490,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	524,560
		TOTAL	3,048,370
		Energy - Refining—0.1%
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	261,796
405,000		Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	402,924
175,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	181,681
		TOTAL	846,401
		Financial Institution - Banking—4.1%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	678,157
400,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	426,586
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	2,063,283
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.946% (3-month USLIBOR+0.650%), 10/1/2021	50,000

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	$199,978
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	55,580
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	334,319
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	839,917
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	207,239
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	136,166
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	627,946
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	634,025
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	1,011,455
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	287,051
265,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	281,859
30,000		Comerica, Inc., 3.800%, 7/22/2026	33,115
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	375,691
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	931,586
165,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	166,649
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,331,497
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	748,351
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,549,069
345,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	361,013
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	2,083,177
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	907,809
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	227,714
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	517,146
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,083,204
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	317,295
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	297,348
400,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	417,184
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	449,315
235,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	248,241
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,115
600,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	632,522
60,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,543
495,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	511,457
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	274,031
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	248,747
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 1.490% (3-month USLIBOR+1.230%), 10/31/2023	50,633
410,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	426,461
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	327,930
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,456,296
		TOTAL	24,120,700
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
130,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	135,049
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	45,019
140,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	138,555
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	196,188
150,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	182,646
350,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	387,638
		TOTAL	1,085,095

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—0.1%
$ 150,000	GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	$161,546
600,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	635,514
	TOTAL	797,060
	Financial Institution - Insurance - Health—0.0%
190,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	198,796
	Financial Institution - Insurance - Life—0.7%
800,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	868,627
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	564,230
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	888,314
450,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	508,511
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	196,704
250,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	304,493
170,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	182,994
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	429,452
	TOTAL	3,943,325
	Financial Institution - Insurance - P&C—0.3%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	34,013
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	296,117
240,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	296,794
340,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	380,746
500,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	844,605
90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	88,363
	TOTAL	1,940,638
	Financial Institution - REIT - Apartment—0.4%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	837,476
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	103,507
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	847,469
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	608,631
	TOTAL	2,397,083
	Financial Institution - REIT - Healthcare—0.2%
300,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	294,363
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	625,738
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	516,112
	TOTAL	1,436,213
	Financial Institution - REIT - Office—0.2%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	127,342
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	460,735
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	834,543
	TOTAL	1,422,620
	Financial Institution - REIT - Other—0.1%
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	319,172
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	277,322
	TOTAL	596,494
	Financial Institution - REIT - Retail—0.1%
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	783,603
	Technology—0.9%
350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	360,067
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	86,081
318,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	356,201

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	$281,247
75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	85,294
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	388,013
525,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	613,609
240,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	256,442
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	237,902
145,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	170,663
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	211,104
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	414,990
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	131,248
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	293,808
70,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	72,748
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	232,013
245,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	258,438
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	671,509
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	23,373
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	235,888
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	34,746
	TOTAL	5,415,384
	Technology Services—0.0%
145,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	155,302
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	149,628
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	154,379
	TOTAL	304,007
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	192,372
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	109,639
310,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	321,712
230,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	248,113
	TOTAL	871,836
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	419,499
100,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	111,236
300,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	346,768
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	520,827
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	530,542
	TOTAL	1,928,872
	Utility - Electric—1.5%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	660,288
400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	462,430
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	327,398
195,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	202,103
165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	177,495
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	237,124
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	974,725
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	218,230
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	446,576
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	482,648

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	$544,821
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	272,136
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	78,344
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	548,994
195,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	249,167
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	52,802
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	188,004
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	101,751
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	25,592
490,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	617,265
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	229,705
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	54,090
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	118,333
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	521,676
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	80,671
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	331,889
300,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	301,172
135,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	154,381
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	159,487
	TOTAL	8,819,297
	Utility - Natural Gas—0.6%
35,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	38,605
115,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	134,362
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	835,178
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	431,593
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	825,476
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	132,512
690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	882,956
	TOTAL	3,280,682
	TOTAL CORPORATE BONDS (IDENTIFIED COST $110,852,674)	123,672,862
	U.S. TREASURIES—14.3%
	Treasury Inflation-Indexed Note—1.3%
2,306,739	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	2,454,061
2,323,920	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	2,581,558
2,317,549	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	2,730,897
10,933	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	14,748
	TOTAL	7,781,264
	U.S. Treasury Note—11.6%
3,000,000	United States Treasury Note, 0.125%, 6/30/2022	2,999,505
20,200,000	United States Treasury Note, 0.500%, 3/15/2023	20,375,033
18,000,000	United States Treasury Note, 1.375%, 6/30/2023	18,602,804
4,500,000	United States Treasury Note, 1.500%, 8/31/2021	4,556,207
2,500,000	United States Treasury Note, 1.500%, 9/15/2022	2,566,745
900,000	United States Treasury Note, 1.750%, 12/31/2024	957,702
7,500,000	United States Treasury Note, 1.750%, 11/15/2029	8,257,807
1,000,000	United States Treasury Note, 2.000%, 10/31/2022	1,038,670
1,020,000	United States Treasury Note, 2.125%, 5/31/2021	1,033,528
2,300,000	United States Treasury Note, 2.125%, 11/30/2024	2,480,459

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 50,000	United States Treasury Note, 2.250%, 11/15/2027	$56,218
3,500,000	United States Treasury Note, 2.500%, 2/15/2022	3,613,372
40,000	United States Treasury Note, 2.875%, 5/31/2025	44,850
1,200,000	United States Treasury Note, 2.875%, 5/15/2028	1,412,121
500,000	United States Treasury Note, 3.125%, 11/15/2028	602,287
	TOTAL	68,597,308
	US Treasury Bond—1.4%
20,000	United States Treasury Bond, 2.750%, 11/15/2047	26,017
2,000,000	United States Treasury Bond, 2.875%, 5/15/2049	2,680,731
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,338
2,000,000	United States Treasury Bond, 3.000%, 2/15/2049	2,736,913
2,000,000	United States Treasury Bond, 3.125%, 5/15/2048	2,783,406
	TOTAL	8,228,405
	TOTAL U.S. TREASURIES (IDENTIFIED COST $79,941,676)	84,606,977
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
	Agency Commercial Mortgage-Backed Securities—0.1%
790,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	865,104
	Commercial Mortgage—0.7%
85,000	Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	96,447
340,000	Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	403,233
1,335,000	Bank of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,452,269
800,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	821,736
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	54,007
1,000,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,003,935
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	110,620
	TOTAL	3,942,247
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,573,496)	4,807,351
	COLLATERALIZED MORTGAGE OBLIGATION—0.3%
	Federal Home Loan Mortgage Corporation—0.3%
1,829,615	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029 (IDENTIFIED COST $1,838,694)	1,891,152
	FOREIGN GOVERNMENTS/AGENCIES—0.3%
	Sovereign—0.3%
600,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	673,188
600,000	Mexico, Government of, 3.750%, 1/11/2028	645,078
200,000	Poland, Government of, 4.000%, 1/22/2024	222,716
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,540,982
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
27,792	Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	30,239
	Government National Mortgage Association—0.0%
5,563	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	6,346
3,435	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,969
9,549	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	11,017
11,190	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	12,978
	TOTAL	34,310
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $58,954)	64,549

Shares, Principal Amount or Contracts			Value
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
$ 2,531	[2]	Federal National Mortgage Association ARM, 2.479%, 9/1/2037 (IDENTIFIED COST $2,549)	$2,643
		PURCHASED CALL OPTIONS—0.1%
4,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $133,956,000, Exercise Price, $390.00, Expiration Date: 12/31/2020 (IDENTIFIED COST $1,124,198)	448,000
		PURCHASED PUT OPTIONS—0.2%
9,500	[1]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $25,051,500, Exercise Price $22.00, Expiration Date 10/21/2020	47,500
10,000	[1]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $26,370,000, Exercise Price $19.00, Expiration Date 10/21/2020	50,000
3,400	[1]	iShares 20+ Year Treasury Bond ETF, Notional Amount $55,508,400, Exercise Price $150.00, Expiration Date 10/16/2020	23,800
3,200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $107,164,800, Exercise Price, $320.00, Expiration Date: 10/16/2020	824,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,102,517)	945,300
		REPURCHASE AGREEMENT—3.0%
$18,011,000		Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840. (IDENTIFIED COST $18,011,000)	18,011,000
		INVESTMENT COMPANIES—18.9%
545,270		Bank Loan Core Fund	5,092,819
1,046,164		Emerging Markets Core Fund	10,304,716
2,483,222		Federated Hermes High Income Bond Fund II, Class P	15,073,153
1,047		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,936
7,111,571		Federated Mortgage Core Portfolio	71,826,869
1,149,084		Project and Trade Finance Core Fund	10,111,941
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $107,376,080)	112,421,434
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $552,963,039)	592,668,614
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	870,472
		TOTAL NET ASSETS—100.0%	$593,539,086
At September 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	688	$115,308,800	December 2020	$(1,305,721)
[1]United States Treasury Notes 5-Year Long Futures	120	$15,123,750	December 2020	$13,817
[1]United States Treasury Ultra Bond Long Futures	40	$8,872,500	December 2020	$(106,887)
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	80	$11,162,500	December 2020	$(38,930)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,437,721)
The average notional value of long and short futures contracts held by the Fund throughout the period was $164,821,666 and $77,098,416, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At September 30, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
1J.P. Morgan Clearing Corp.	SPDR S&P 500 ETF Trust (CALL-Option)	$133,956,000	December 2020	$400.00	$(288,000)
Put Options:
1J.P. Morgan Clearing Corp.	SPDR S&P 500 ETF Trust (PUT-Option)	$107,164,800	October 2020	$305.00	$(280,000)
1J.P. Morgan Clearing Corp.	Chicago Board Options Exchange SPX Volatility Index (PUT-Option)	$25,051,500	October 2020	$20.00	$(47,500)
1J.P. Morgan Clearing Corp.	iShares 20+ Year Treasury Bond (PUT-Option)	$55,508,400	October 2020	$140.00	$(5,100)
(Premiums Received $1,372,712)					$(620,600)
The average market value of written put and call option contracts held by the Fund throughout the period was $371,575 and $428,985, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended September 30, 2020, were as follows:
Affiliates	Value as of 12/31/2019	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2020	Shares Held as of 9/30/2020	Dividend/ Income
Bank Loan Core Fund	$7,249,549	$187,804	$(1,900,000)	$(209,116)	$(235,418)	$5,092,819	545,270	$187,788
Emerging Markets Core Fund	$12,098,932	$2,939,543	$(4,550,000)	$(212,960)	$29,201	$10,304,716	1,046,164	$439,602
Federated Hermes High Income Bond Fund II, Class P	$17,136,381	$4,146,382	$(5,950,000)	$(325,010)	$65,400	$15,073,153	2,483,222	$846,383
Federated Hermes Short- Intermediate Government Fund, Institutional Shares	$11,276	$131	$—	$529	$—	$11,936	1,047	$154
Federated Mortgage Core Portfolio	$83,776,815	$19,621,948	$(33,600,000)	$1,273,489	$754,617	$71,826,869	7,111,571	$1,622,205
Project and Trade Finance Core Fund	$17,281,796	$358,480	$(7,200,000)	$129,146	$(457,481)	$10,111,941	1,149,084	$422,891
TOTAL OF AFFILIATED TRANSACTIONS	$137,554,749	$27,254,288	$(53,200,000)	$656,078	$156,319	$112,421,434	12,336,358	$3,519,023

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$236,462,109	$—	$—	$236,462,109
International	7,794,255	—	—	7,794,255
Debt Securities:
Corporate Bonds	—	123,672,862	—	123,672,862
U.S. Treasuries	—	84,606,977	—	84,606,977
Commercial Mortgage-Backed Securities	—	4,807,351	—	4,807,351
Collateralized Mortgage Obligations	—	1,891,152	—	1,891,152
Foreign Governments/Agencies	—	1,540,982	—	1,540,982
Mortgage-Backed Securities	—	64,549	—	64,549
Adjustable Rate Mortgages	—	2,643	—	2,643
Purchased Call Options	448,000	—	—	448,000
Purchased Put Options	945,300	—	—	945,300
Repurchase Agreement	—	18,011,000	—	18,011,000
Investment Companies[1]	102,309,493	—	—	112,421,434
TOTAL SECURITIES	$347,959,157	$234,597,516	$—	$592,668,614
Other Financial Instruments:
Assets	$13,817	$—	$—	$13,817
Liabilities
Written Options Contracts	(620,600)	—	—	(620,600)
Futures Contracts	(1,451,538)	—	—	(1,451,538)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,058,321)	$—	$—	$(2,058,321)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $10,111,941 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt